Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table reports the compensation of our CEO (PEO) and the average compensation of our other NEOs as reported in the Summary Compensation Table for the past three years, as well as their “compensation actually paid”, alongside total shareholder return (TSR) and net income metrics, and a company-selected measure of Adjusted EBITDA. We selected this measure as the most important in linking compensation actually paid to our NEOs for 2022 to our performance, as Adjusted EBITDA was the predominant metric used in our 2022 annual incentive plan and performance share units granted in 2022, as described in more detail above.

Year 1	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO 2	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs 2	Value of Initial fixed $100 Investment Based on:		Net Income (millions)	Adjusted EBITDA (in millions)
					Total Shareholder Return	Peer Group Total Shareholder Return
2022	$17,051,342	$27,404,712	$36,433,352	$57,793,584	$113.35	$124.79	$1,482	$2,378
2021	$13,968,789	$13,978,748	$6,914,601	$6,379,416	$102.38	$152.39	$1,253	$2,248
2020	$20,054,416	$17,686,735	$7,709,451	$6,253,319	$99.66	$118.40	$750	$1,864

1
Mr. Cil is the PEO for each year. The other NEOs for each year are: for 2022 – Messrs. Doyle, Dunnigan, Kobza and Shear, for 2021 – Messrs. Dunnigan, Kobza, Shear and Curtis and for 2020 Messrs. Dunnigan, Kobza, Schwan and Siddiqui.

2
The dollar amounts shown is this column reflect “compensation actually paid” calculated by adjusting the amounts in the summary compensation table in accordance with SEC rules. As required, the dollar amounts include unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to the CEO or other NEO during the applicable years. The adjustments made are shown in the table below:

CEO Equity Adjustments

	2020	2021	2022
Summary Compensation Table Total Compensation ($)	20,054,416	13,968,789	17,051,342
Less: Stock and Option Award Values Reported in SCT ($)	(17,716,706)	(10,769,665)	(13,575,946)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	16,327,370	7,792,950	15,204,487
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,571,152)	(341,716)	4,528,849
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	1,423,917	734,069
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,432,805)	(111,328)	157,046
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	2,025,612	2,015,801	3,304,865
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0
Compensation Actually Paid ($)	17,686,735	13,978,748	27,404,712
Average Other NEO Equity Adjustments

	2020	2021	2022
Summary Compensation Table Total Compensation ($)	7,709,451	6,914,601	36,433,352
Less: Stock and Option Award Values Reported in SCT ($)	(6,293,970)	(4,942,911)	(34,402,665)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	5,854,254	3,640,557	53,815,223
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(584,003)	(250,129)	1,328,710
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	585,031	264,387
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,304,992)	(144,704)	(524,058)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	872,581	576,970	878,635
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0
Compensation Actually Paid ($)	6,253,319	6,379,416	57,793,584

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	The other NEOs for each year are: for 2022 – Messrs. Doyle, Dunnigan, Kobza and Shear, for 2021 – Messrs. Dunnigan, Kobza, Shear and Curtis and for 2020 Messrs. Dunnigan, Kobza, Schwan and Siddiqui.
PEO Total Compensation Amount	$ 17,051,342	$ 13,968,789	$ 20,054,416
PEO Actually Paid Compensation Amount	$ 27,404,712	13,978,748	17,686,735
Adjustment To PEO Compensation, Footnote [Text Block]
CEO Equity Adjustments

	2020	2021	2022
Summary Compensation Table Total Compensation ($)	20,054,416	13,968,789	17,051,342
Less: Stock and Option Award Values Reported in SCT ($)	(17,716,706)	(10,769,665)	(13,575,946)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	16,327,370	7,792,950	15,204,487
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(1,571,152)	(341,716)	4,528,849
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	1,423,917	734,069
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,432,805)	(111,328)	157,046
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	2,025,612	2,015,801	3,304,865
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0
Compensation Actually Paid ($)	17,686,735	13,978,748	27,404,712

Non-PEO NEO Average Total Compensation Amount	$ 36,433,352	6,914,601	7,709,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 57,793,584	6,379,416	6,253,319
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Other NEO Equity Adjustments

	2020	2021	2022
Summary Compensation Table Total Compensation ($)	7,709,451	6,914,601	36,433,352
Less: Stock and Option Award Values Reported in SCT ($)	(6,293,970)	(4,942,911)	(34,402,665)
Plus: Fair Value of Stock and Options Awards Granted in Year ($)	5,854,254	3,640,557	53,815,223
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(584,003)	(250,129)	1,328,710
Fair Value as of Vesting Date of Equity Award Granted and Vested in Year ($)	0	585,031	264,387
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year ($)	(1,304,992)	(144,704)	(524,058)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year ($)	(0)	(0)	(0)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	872,581	576,970	878,635
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	(0)	(0)	(0)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	0	0	0
Compensation Actually Paid ($)	6,253,319	6,379,416	57,793,584

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance
As required, we disclose below the most important measures used by RBI to link compensation actually paid to our NEOs for 2022 to our performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 32.
2022 Most Important Measures (Unranked)

Adjusted EBITDA	Net Restaurant Growth

Comparable Sales	Total Shareholder Return

Total Shareholder Return Amount	$ 113.35	102.38	99.66
Peer Group Total Shareholder Return Amount	124.79	152.39	118.4
Net Income (Loss)	$ 1,482,000,000	$ 1,253,000,000	$ 750,000,000
Company Selected Measure Amount	2,378,000,000	2,248,000,000	1,864,000,000
PEO Name	Mr. Cil
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Restaurant Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,575,946)	$ (10,769,665)	$ (17,716,706)
PEO [Member] | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,204,487	7,792,950	16,327,370
PEO [Member] | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,528,849	(341,716)	(1,571,152)
PEO [Member] | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	734,069	1,423,917	0
PEO [Member] | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,046	(111,328)	(1,432,805)
PEO [Member] | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,304,865	2,015,801	2,025,612
PEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock and Option Award Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,402,665)	(4,942,911)	(6,293,970)
Non-PEO NEO [Member] | Fair Value of Stock and Options Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,815,223	3,640,557	5,854,254
Non-PEO NEO [Member] | Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,328,710	(250,129)	(584,003)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Award Granted and Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	264,387	585,031	0
Non-PEO NEO [Member] | Fair Value of Stock and Options Awards from Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(524,058)	(144,704)	(1,304,992)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	878,635	576,970	872,581
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0